T. ROWE PRICE Small-Cap Index Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.1%
COMMUNICATION SERVICES  2.6%
Diversified Telecommunication Services  0.6%
Anterix (1) 1,416 54
ATN International  1,388 38
Bandwidth, Class A (1) 3,486 62
Cogent Communications Holdings (2) 5,960 112
Globalstar (1)(2) 6,029 400
IDT, Class B  1,992 98
Liberty Latin America, Class A (1) 3,689 32
Liberty Latin America, Class C (1) 16,415 145
Lumen Technologies (1) 114,255 794
Shenandoah Telecommunications  6,283 97
Uniti Group (1) 20,248 190
2,022
Entertainment  0.5%
AMC Entertainment Holdings, Class A (1) 59,830 59
Atlanta Braves Holdings, Class A (1) 860 40
Atlanta Braves Holdings, Class C (1) 5,567 238
Cinemark Holdings  12,667 361
CuriosityStream  5,181 15
Gaia (1) 1,615 4
IMAX (1) 5,371 204
Lionsgate Studios (1) 24,749 237
Madison Square Garden Entertainment (1) 4,712 278
Marcus  2,561 44
Meridian Holdings (1)(2) 131 1
Playstudios (1) 7,880 4
Playtika Holding  6,536 18
Reservoir Media (1)(2) 2,739 27
Sphere Entertainment (1) 3,242 381
Starz Entertainment (1) 1,273 15
Vivid Seats, Class A (1)(2) 351 2
1,928
Interactive Media & Services  0.4%
Angi (1)(2) 4,611 32
Arena Group Holdings (1)(2) 1,223 3
Bumble, Class A (1) 8,777 29
Cargurus (1) 9,430 321
Cars.com (1) 6,504 53
EverQuote, Class A (1) 3,405 52

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
fuboTV, Class A (1)(2) 3,469 33
Getty Images Holdings (1) 10,366 8
Grindr (1)(2) 3,632 44
MediaAlpha, Class A (1) 4,478 42
Nextdoor Holdings (1) 27,451 38
QuinStreet (1) 7,016 84
Rumble (1)(2) 12,130 62
Shutterstock  2,986 50
Teads Holding (1)(2) 3,077 2
Travelzoo (1)(2) 601 3
TripAdvisor (1)(2) 13,414 143
Webtoon Entertainment (1)(2) 2,295 21
Yelp (1) 7,013 173
Ziff Davis (1) 4,862 204
ZipRecruiter, Class A (1) 7,461 14
1,411
Media  0.9%
Advantage Solutions (1)(2) 378 8
AMC Networks, Class A (1)(2) 3,208 22
Boston Omaha, Class A (1)(2) 2,721 32
Cable One  662 60
EchoStar, Class A (1)(2) 16,267 1,904
Emerald Holding (2) 1,683 7
Entravision Communications, Class A  6,291 19
EW Scripps, Class A (1) 8,038 30
Gambling.com Group (1)(2) 1,524 6
Gray Media  10,997 48
Ibotta, Class A (1)(2) 1,264 38
iHeartMedia, Class A (1) 16,106 47
John Wiley & Sons, Class A  4,945 188
Magnite (1) 16,922 201
National CineMedia (2) 8,397 26
Newsmax (1)(2) 5,553 29
Nexxen International (1)(2) 3,711 24
Optimum Communications, Class A (1)(2) 24,533 32
PubMatic, Class A (1) 4,777 39
Scholastic  2,565 100
Sinclair  4,688 61
Stagwell (1)(2) 13,580 85
TechTarget (1) 2,636 10
Thryv Holdings (1) 3,600 10
USA TODAY (1) 16,967 120
3,146

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Wireless Telecommunication Services  0.2%
Gogo (1) 8,619 35
Spok Holdings  2,856 31
Telephone & Data Systems  11,905 501
567
Total Communication Services 9,074
CONSUMER DISCRETIONARY  8.5%
Automobile Components  1.1%
Adient (1) 9,341 189
Cooper-Standard Holdings (1) 2,126 59
Dana  13,530 455
Dauch Corporation (1) 27,675 164
Dorman Products (1) 3,361 351
Fox Factory Holding (1) 5,027 83
Garrett Motion  21,005 382
Gentherm (1) 3,655 102
Goodyear Tire & Rubber (1) 32,787 217
Holley (1) 9,672 30
LCI Industries  2,882 354
Motorcar Parts of America (1) 1,302 14
Patrick Industries  3,884 431
Phinia  4,642 318
Solid Power (1)(2) 20,284 61
Standard Motor Products  2,577 89
Strattec Security (1) 499 39
Visteon  3,313 302
XPEL (1) 3,029 134
3,774
Automobiles  0.0%
Faraday Future Intelligent Electric (1) 16,596 4
Livewire Group (1)(2) 3,459 6
Winnebago Industries  3,260 101
111
Broadline Retail  0.1%
Groupon (1)(2) 2,730 32
Kohl's  13,145 170
Savers Value Village (1) 4,376 33
235
Distributors  0.1%
GigaCloud Technology, Class A (1) 2,994 136
Gold.com  2,252 90

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Weyco Group  779 25
251
Diversified Consumer Services  1.3%
American Public Education (1) 2,086 119
Carriage Services  1,716 78
Clear Secure, Class A  10,561 511
Coursera (1) 17,432 101
Covista (1) 4,077 470
Driven Brands Holdings (1)(2) 7,164 90
European Wax Center, Class A (1) 2,857 16
Frontdoor (1) 8,687 459
Graham Holdings, Class B  384 406
KinderCare Learning (1) 2,963 7
Laureate Education (1) 15,212 530
Lincoln Educational Services (1) 3,539 144
Matthews International, Class A (2) 3,565 92
McGraw Hill (1) 3,636 50
Mister Car Wash (1) 12,704 89
Nerdy (1)(2) 6,995 6
OneSpaWorld Holdings  12,033 276
Perdoceo Education  7,898 294
Phoenix Education Partners  516 16
Strategic Education  2,819 234
Stride (1) 5,001 441
Udemy (1) 11,906 55
Universal Technical Institute (1) 5,682 205
Zspace (1) 182 —
4,689
Hotels, Restaurants & Leisure  1.5%
Accel Entertainment (1) 5,818 63
Bally's (1)(2) 1,389 13
Biglari Holdings, Class B (1) 90 30
BJ's Restaurants (1) 2,429 85
Black Rock Coffee Bar, Class A (1) 1,975 26
Bloomin' Brands  10,426 56
Brightstar Lottery  12,506 159
Brinker International (1) 5,197 742
Cheesecake Factory  5,561 304
Cracker Barrel Old Country Store  2,674 75
Dave & Buster's Entertainment (1) 3,337 36
Dine Brands Global (2) 1,867 49
El Pollo Loco Holdings (1) 3,310 46
First Watch Restaurant Group (1) 6,959 73

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Genius Sports (1) 26,987 120
Global Business Travel Group I (1)(2) 16,026 89
Golden Entertainment  2,416 65
Hilton Grand Vacations (1) 7,313 286
Inspired Entertainment (1) 3,176 23
Jack in the Box (2) 2,166 21
Krispy Kreme (2) 8,487 29
Kura Sushi USA, Class A (1)(2) 724 51
Life Time Group Holdings (1) 18,075 487
Lindblad Expeditions Holdings (1) 4,605 80
Marriott Vacations Worldwide  3,334 217
Monarch Casino & Resort  1,564 150
Nathan's Famous  326 33
Navan, Class A (1) 5,000 66
Papa John's International  3,923 127
Portillo's, Class A (1)(2) 7,771 41
Pursuit Attractions and Hospitality (1) 2,597 95
RCI Hospitality Holdings (2) 1,074 25
Red Rock Resorts, Class A  5,870 313
Rush Street Interactive (1) 11,233 244
Sabre (1) 47,155 68
Serve Robotics (1)(2) 7,430 63
Shake Shack, Class A (1) 4,727 418
Six Flags Entertainment (1)(2) 11,795 209
Super Group SGHC  19,556 211
Sweetgreen, Class A (1)(2) 12,803 66
Target Hospitality (1) 3,574 33
United Parks & Resorts (1)(2) 3,261 107
Xponential Fitness, Class A (1)(2) 2,784 17
5,511
Household Durables  1.6%
Bassett Furniture Industries  770 11
Beazer Homes USA (1) 3,469 67
Cavco Industries (1) 931 451
Century Communities  3,108 178
Champion Homes (1) 6,687 497
Cricut, Class A (2) 7,016 26
Dream Finders Homes, Class A (1)(2) 3,763 52
Ethan Allen Interiors  2,993 67
Flexsteel Industries  398 18
Green Brick Partners (1) 3,762 243
Hamilton Beach Brands Holding, Class A  784 15
Helen of Troy (1) 2,871 41

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Hovnanian Enterprises, Class A (1) 615 68
Installed Building Products  2,778 737
KB Home  7,363 381
La-Z-Boy  4,935 159
Legacy Housing (1) 1,009 21
Leggett & Platt  15,836 156
LGI Homes (1) 2,424 96
Lovesac (1)(2) 1,340 20
M/I Homes (1) 3,171 388
Meritage Homes  8,067 499
Sonos (1) 14,409 193
Taylor Morrison Home (1) 11,497 670
Traeger (1) 48 1
Tri Pointe Homes (1) 10,174 475
5,530
Leisure Products  0.4%
Acushnet Holdings  3,366 315
American Outdoor Brands (1)(2) 1,159 11
Callaway Golf (1) 15,939 221
Clarus  2,960 8
Escalade  1,231 21
Funko, Class A (1) 4,687 15
JAKKS Pacific (2) 1,213 24
Johnson Outdoors, Class A  780 36
Latham Group (1) 5,948 32
Malibu Boats, Class A (1) 2,369 61
Marine Products  907 7
MasterCraft Boat Holdings (1) 1,990 41
Peloton Interactive, Class A (1) 47,866 205
Polaris  6,431 350
Smith & Wesson Brands  5,346 77
Sturm Ruger  1,723 69
1,493
Specialty Retail  1.9%
1-800-Flowers.com, Class A (1)(2) 2,043 6
Abercrombie & Fitch, Class A (1) 5,427 496
Academy Sports & Outdoors  8,062 455
Advance Auto Parts  7,209 380
American Eagle Outfitters  19,398 324
America's Car-Mart (1)(2) 733 9
Arhaus  6,374 43
Arko  8,419 47
Asbury Automotive Group (1) 2,323 454

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
BARK (1) 12,010 6
Barnes & Noble Education (1)(2) 1,942 17
Bed Bath & Beyond (1)(2) 8,473 39
Bed Bath & Beyond, Warrants, 10/7/26 (1) 538 —
Boot Barn Holdings (1) 3,686 540
Buckle  3,778 190
Build-A-Bear Workshop (2) 1,489 56
Caleres  4,094 43
Camping World Holdings, Class A (2) 7,571 52
Citi Trends (1) 556 24
Designer Brands, Class A  3,783 22
Envela (1) 639 11
EVgo (1)(2) 13,967 24
Genesco (1) 1,239 36
Group 1 Automotive  1,404 464
Haverty Furniture  1,694 36
J Jill (2) 689 8
Lands' End (1) 1,231 14
MarineMax (1)(2) 2,303 62
Monro  3,772 61
National Vision Holdings (1) 9,390 243
OneWater Marine, Class A (1)(2) 1,032 10
Outdoor Holding (1)(2) 11,558 23
Petco Health & Wellness (1)(2) 10,428 29
RealReal (1) 12,040 109
Revolve Group (1) 4,936 112
Sally Beauty Holdings (1) 12,200 169
Shoe Carnival  2,055 32
Signet Jewelers  4,735 401
Sleep Number (1)(2) 2,215 4
Sonic Automotive, Class A  1,798 123
Stitch Fix, Class A (1) 12,714 42
ThredUp, Class A (1) 11,246 37
Torrid Holdings (1) 1,869 3
Upbound Group  6,472 117
Urban Outfitters (1) 7,732 490
Victoria's Secret (1) 8,418 390
Warby Parker, Class A (1) 11,988 253
Winmark  355 152
Zumiez (1) 1,727 38
6,696
Textiles, Apparel & Luxury Goods  0.5%
Capri Holdings (1) 14,227 251

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Carter's  4,334 155
Ermenegildo Zegna (2) 7,516 78
Figs, Class A (1) 10,630 157
G-III Apparel Group  4,233 117
Kontoor Brands  6,587 463
Lakeland Industries (2) 864 7
Movado Group  1,963 48
Oxford Industries (2) 1,825 70
Rocky Brands  827 32
Steven Madden  8,631 293
Superior Group  1,119 11
Wolverine World Wide  9,602 157
1,839
Total Consumer Discretionary 30,129
CONSUMER STAPLES  1.8%
Beverages  0.1%
MGP Ingredients  1,765 33
National Beverage (1) 2,883 97
Vita Coco (1) 5,747 275
Zevia PBC, Class A (1)(2) 6,589 8
413
Consumer Staples Distribution & Retail  0.5%
Andersons  3,945 283
Chefs' Warehouse (1) 4,390 261
Grocery Outlet Holding (1)(2) 11,369 80
HF Foods Group (1)(2) 4,041 8
Ingles Markets, Class A  1,789 161
Natural Grocers by Vitamin Cottage  1,600 41
PriceSmart  3,069 462
United Natural Foods (1) 7,217 325
Village Super Market, Class A  1,153 49
Weis Markets  1,624 111
1,781
Food Products  0.6%
Alico  683 28
B&G Foods (2) 9,798 47
Beyond Meat (1)(2) 44,844 32
BRC, Class A (1)(2) 12,242 10
Calavo Growers  2,178 56
Cal-Maine Foods  5,199 412
Dole  7,930 113
Forafric Global (1) 365 4

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Fresh Del Monte Produce  3,979 160
Hain Celestial Group (1) 9,618 7
J & J Snack Foods  1,895 150
John B. Sanfilippo & Son  936 74
Lifeway Foods (1) 484 9
Limoneira  1,710 23
Mama's Creations (1) 4,458 68
Marzetti  2,445 338
Mission Produce (1)(2) 5,449 75
Seneca Foods, Class A (1) 596 90
Simply Good Foods (1) 10,191 146
SunOpta (1) 11,595 75
Tootsie Roll Industries  2,241 96
Utz Brands  8,364 66
Vital Farms (1)(2) 4,155 59
Westrock Coffee (1)(2) 4,629 20
2,158
Household Products  0.3%
Central Garden & Pet (1) 914 33
Central Garden & Pet, Class A (1) 5,891 191
Energizer Holdings  7,481 123
Oil-Dri  1,199 78
Spectrum Brands Holdings  2,790 206
WD-40  1,634 333
964
Personal Care Products  0.2%
Beauty Health (1) 10,758 10
Edgewell Personal Care  5,401 115
FitLife Brands (1)(2) 373 5
Herbalife (1) 12,148 179
Honest (1)(2) 12,243 36
Interparfums  2,183 198
Lifevantage  998 4
Medifast (1)(2) 1,151 12
Nature's Sunshine Products (1) 2,052 49
Niagen Bioscience (1) 6,689 30
Nu Skin Enterprises, Class A  5,411 39
Olaplex Holdings (1)(2) 14,624 30
USANA Health Sciences (1) 1,094 19
Waldencast, Class A (1)(2) 4,002 4
730

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Tobacco  0.1%
Ispire Technology (1) 2,003 4
Turning Point Brands  2,184 189
Universal  2,956 156
349
Total Consumer Staples 6,395
ENERGY  6.7%
Energy Equipment & Services  2.6%
Archrock  20,696 720
Atlas Energy Solutions (2) 9,227 121
Borr Drilling  33,865 195
Bristow Group  3,406 160
Cactus, Class A  8,336 395
Core Laboratories (2) 5,580 94
DMC Global (1) 1,856 10
Energy Services of America  1,688 22
Expro Group Holdings (1) 9,735 169
Flowco Holdings, Class A  2,451 50
Forum Energy Technologies (1) 1,246 73
Helix Energy Solutions Group (1) 16,433 163
Helmerich & Payne  11,763 424
Innovex International (1) 4,652 113
Kodiak Gas Services  9,996 583
Liberty Energy  18,908 545
Mammoth Energy Services (1) 2,352 6
Nabors Industries (1) 1,680 145
National Energy Services Reunited (1) 7,899 170
Natural Gas Services Group  1,119 42
Noble (2) 15,124 742
Oceaneering International (1) 11,876 421
Oil States International (1) 7,073 82
Patterson-UTI Energy  41,498 449
ProFrac Holding, Class A (1) 3,542 22
ProPetro Holding (1) 11,523 166
Ranger Energy Services, Class A  2,286 39
RPC  10,875 77
SEACOR Marine Holdings (1)(2) 2,229 16
Seadrill (1) 7,660 349
Select Water Solutions  11,593 177
Solaris Energy Infrastructure  5,475 309
TETRA Technologies (1) 15,139 129
Tidewater (1) 5,908 494

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Transocean (1) 111,256 738
Valaris (1) 7,473 733
9,143
Oil, Gas & Consumable Fuels  4.1%
Ardmore Shipping  4,397 67
BKV (1) 2,940 84
California Resources  8,769 607
Calumet (1)(2) 8,322 299
Centrus Energy, Class A (1)(2) 2,015 350
Clean Energy Fuels (1) 21,632 54
CNX Resources (1) 16,500 636
Comstock Resources (1) 8,813 186
Core Natural Resources  6,101 639
Crescent Energy, Class A  30,444 411
CVR Energy (1) 3,889 131
Delek U.S. Holdings  7,196 324
DHT Holdings  16,299 298
Diversified Energy  7,409 129
Dorian LPG  4,550 156
Empire Petroleum (1)(2) 1,272 4
Encore Energy (1)(2) 22,451 40
Energy Fuels (1)(2) 27,824 508
Epsilon Energy (2) 1,816 11
Evolution Petroleum (2) 3,808 17
Excelerate Energy, Class A  2,856 95
FLEX LNG (2) 3,823 114
FutureFuel  2,509 10
Gevo (1) 28,899 79
Golar LNG  11,696 633
Granite Ridge Resources  7,613 45
Green Plains (1) 8,098 133
Gulfport Energy (1) 1,913 405
HighPeak Energy (2) 2,995 21
Infinity Natural Resources, Class A (1) 1,727 30
International Seaways  4,898 357
Kinetik Holdings (2) 5,551 269
Kolibri Global Energy (1) 3,317 18
Kosmos Energy (1)(2) 56,789 158
Lightbridge (1) 2,945 31
Magnolia Oil & Gas, Class A  21,673 684
Murphy Oil  16,183 668
NACCO Industries, Class A  517 27
Navigator Holdings  3,355 65

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
New Fortress Energy (1) 22,263 13
NextDecade (1)(2) 20,541 157
NextNRG (1) 1,675 1
Nordic American Tankers  25,000 146
Northern Oil & Gas  11,564 338
OPAL Fuels, Class A (1) 2,014 5
Par Pacific Holdings (1) 6,016 377
PBF Energy, Class A  10,079 480
Peabody Energy  14,640 482
Prairie Operating (1) 2,049 4
PrimeEnergy Resources (1) 44 10
REX American Resources (1) 3,414 156
Riley Exploration Permian  1,689 62
Sable Offshore (1) 14,678 242
SandRidge Energy  3,678 60
Scorpio Tankers  5,491 410
SFL  14,843 160
SM Energy  29,872 931
Summit Midstream (1) 980 30
Talos Energy (1) 15,558 245
Teekay  6,471 79
Teekay Tankers, Class A  2,896 212
Uranium Energy (1) 57,166 772
VAALCO Energy  12,486 79
Verde Clean Fuels (1) 210 —
Vitesse Energy (2) 3,644 66
W&T Offshore  12,548 43
World Kinect  6,455 149
XCF Global, Class A (1) 3,478 1
14,503
Total Energy 23,646
EQUITY FUNDS  0.1%
Mutual Funds & Exchange-Traded Funds  0.1%
iShares Russell 2000 ETF (2) 1,423 353
Total Equity Funds 353
FINANCIALS  16.9%
Banks  9.7%
1st Source  2,215 153
ACNB  1,251 60
Amalgamated Financial  2,757 107
Amerant Bancorp  4,404 97
Ameris Bancorp  7,834 611

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Ames National (2) 1,011 29
Arrow Financial  1,977 66
Associated Banc-Corp  19,908 515
Atlantic Union Bankshares  17,087 611
Avidbank Holdings (1) 303 9
Axos Financial (1) 6,521 555
Banc of California  16,012 282
BancFirst  2,514 273
Bancorp (1) 4,978 267
Bank First  1,210 163
Bank of Hawaii  4,733 351
Bank of Marin Bancorp  1,809 46
Bank of NT Butterfield & Son  5,027 264
Bank7  545 22
BankUnited  8,889 401
Bankwell Financial Group  778 38
Banner  4,107 249
Bar Harbor Bankshares  1,884 61
BayCom  1,347 40
BCB Bancorp  1,402 13
Beacon Financial  10,051 302
Blue Foundry Bancorp (1) 2,257 30
Blue Ridge Bankshares  7,250 30
Bridgewater Bancshares (1) 2,589 46
Burke & Herbert Financial Services  1,608 100
Business First Bancshares (2) 3,710 100
BV Financial (1) 818 16
Byline Bancorp  3,895 123
C&F Financial  415 30
California Bancorp  2,505 44
Camden National  2,003 95
Capital Bancorp  1,464 44
Capital City Bank Group  1,683 73
Capitol Federal Financial  15,016 107
Carter Bankshares (1) 2,706 63
Cathay General Bancorp  7,728 385
CB Financial Services  441 15
Central Pacific Financial  3,209 103
CF Bankshares  666 19
Chain Bridge Bancorp, Class A (1) 223 8
Chemung Financial  484 26
ChoiceOne Financial Services  1,791 50
Citizens & Northern  2,012 45

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Citizens Community Bancorp  1,261 25
Citizens Financial Services  505 31
City Holding  1,677 200
Civista Bancshares  2,369 54
CNB Financial  3,405 99
Coastal Financial (1) 1,505 115
CoastalSouth Bancshares  1,026 25
Colony Bankcorp  2,135 43
Columbia Financial (1) 3,349 59
Commercial Bancgroup  719 19
Community Financial System  6,446 378
Community Trust Bancorp  1,915 116
Community West Bancshares  1,879 44
ConnectOne Bancorp  5,696 152
Customers Bancorp (1) 3,853 267
CVB Financial  15,766 306
Dime Community Bancshares  4,756 161
Eagle Bancorp  3,585 89
Eagle Bancorp Montana  990 20
Eagle Financial Services  610 21
Eastern Bankshares  26,032 509
ECB Bancorp (1)(2) 727 12
Enterprise Financial Services  4,419 239
Equity Bancshares, Class A  1,991 88
Esquire Financial Holdings  887 95
Farmers & Merchants Bancorp  1,595 41
Farmers National Banc  6,833 90
FB Bancorp (1)(2) 2,426 33
FB Financial  5,220 271
Fidelity D&D Bancorp  696 30
Financial Institutions  2,442 77
Finward Bancorp  325 12
Finwise Bancorp (1) 1,251 20
First Bancorp  1,198 34
First Bancorp North Carolina  4,859 274
First BanCorp Puerto Rico  18,709 400
First Bank New Jersey  2,699 43
First Busey  10,181 257
First Business Financial Services  989 53
First Capital  435 22
First Commonwealth Financial  12,593 221
First Community  1,016 30
First Community Bankshares  1,929 80

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
First Financial  1,396 88
First Financial Bancorp  12,411 346
First Financial Bankshares  16,091 474
First Foundation (1) 6,961 41
First Internet Bancorp  741 15
First Interstate BancSystem, Class A  10,299 344
First Merchants  7,501 291
First Mid Bancshares  2,721 112
First National  1,075 29
First United  699 26
First Western Financial (1) 1,082 27
Firstsun Capital Bancorp (1) 1,536 56
Five Star Bancorp  1,927 73
Flagstar Bank  36,333 479
Flushing Financial  3,920 60
Franklin Financial Services  533 27
FS Bancorp  512 20
Fulton Financial  21,549 438
FVCBankcorp  2,015 31
GBank Financial Holdings (1)(2) 1,147 31
German American Bancorp  4,363 182
Glacier Bancorp  15,485 692
Great Southern Bancorp  1,015 64
Greene County Bancorp  689 15
Hancock Whitney  10,011 637
Hanmi Financial  3,672 97
Hanover Bancorp  448 10
Hawthorn Bancshares  740 25
HBT Financial  1,416 38
Heritage Commerce  7,334 92
Heritage Financial  4,094 106
Hilltop Holdings  5,344 191
Hingham Institution For Savings  209 60
Home Bancorp  844 51
Home BancShares  22,578 608
HomeTrust Bancshares  1,924 82
Hope Bancorp  15,034 168
Horizon Bancorp  5,813 96
Independent Bank, (MA)  5,955 448
Independent Bank, (MI)  2,398 80
International Bancshares  6,520 439
Investar Holding  1,447 39
John Marshall Bancorp  946 19

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Kearny Financial  5,630 43
Lakeland Financial  3,022 173
Landmark Bancorp  449 11
LCNB  1,402 22
LINKBANCORP  2,822 24
Live Oak Bancshares  4,305 142
MainStreet Bancshares  663 15
Mechanics Bancorp, Class A  5,680 84
Mercantile Bank  1,941 98
Meridian  1,185 22
Metrocity Bankshares  2,515 72
Metropolitan Bank Holding  1,120 93
Mid Penn Bancorp  2,354 76
Midland States Bancorp  2,347 52
MVB Financial  1,273 32
National Bank Holdings, Class A  4,544 178
National Bankshares  657 24
NB Bancorp  4,774 101
NBT Bancorp  6,167 263
Nicolet Bankshares  2,250 334
Northeast Bank  889 100
Northeast Community Bancorp  1,536 37
Northfield Bancorp  4,542 62
Northpointe Bancshares  2,395 41
Northrim BanCorp  2,802 64
Northwest Bancshares  17,518 222
Norwood Financial  1,281 38
Oak Valley Bancorp  862 28
OceanFirst Financial  6,732 121
OFG Bancorp  5,327 216
Ohio Valley Banc  458 20
Old National Bancorp  41,973 928
Old Second Bancorp  6,222 125
OP Bancorp  1,576 21
Orange County Bancorp  1,459 47
Origin Bancorp  3,555 147
Orrstown Financial Services  2,246 81
Park National  1,788 292
Parke Bancorp  1,273 36
Pathward Financial  2,634 235
Patriot National Bancorp (1)(2) 9,192 12
PCB Bancorp  1,222 27
Peapack-Gladstone Financial  1,994 70

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Peoples Bancorp  4,280 141
Peoples Bancorp of North Carolina  410 16
Peoples Financial Services  1,131 60
Pioneer Bancorp (1) 1,079 15
Plumas Bancorp  709 35
Ponce Financial Group (1) 952 16
Preferred Bank  1,193 108
Primis Financial  2,479 33
Princeton Bancorp  533 18
Provident Financial Services  15,707 332
QCR Holdings  1,990 170
RBB Bancorp  1,855 40
Red River Bancshares  626 57
Renasant  11,465 414
Republic Bancorp, Class A  1,012 71
Rhinebeck Bancorp (1)(2) 430 7
Richmond Mutual BanCorp (2) 859 12
Riverview Bancorp  1,930 11
S&T Bancorp  4,543 190
SB Financial Group  561 12
Seacoast Banking  11,485 348
ServisFirst Bancshares  6,169 449
Shore Bancshares  3,510 66
Sierra Bancorp  1,388 47
Simmons First National, Class A  17,340 337
SmartFinancial  1,798 70
Sound Financial Bancorp  202 9
South Plains Financial  1,563 65
Southern First Bancshares (1) 969 53
Southern Missouri Bancorp  1,194 76
Southside Bancshares  3,470 108
SR Bancorp (2) 743 13
Stellar Bancorp  5,642 207
Sterling Bancorp (1)(3) 2,133 —
Stock Yards Bancorp  3,175 210
Texas Capital Bancshares (1) 5,247 498
Third Coast Bancshares (1) 1,563 59
Timberland Bancorp  856 34
Tompkins Financial  1,664 131
Towne Bank  10,163 342
TriCo Bancshares  3,636 173
Triumph Financial (1) 2,720 162
TrustCo Bank  2,221 97

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Trustmark  6,675 281
UMB Financial  8,709 982
Union Bankshares  344 8
United Bankshares  16,871 699
United Community Banks  14,643 461
United Security Bancshares  1,307 14
Unity Bancorp  819 42
Univest Financial  3,348 115
USCB Financial Holdings  1,213 22
Valley National Bancorp  58,088 713
Virginia National Bankshares  474 18
WaFd  9,084 285
Washington Trust Bancorp  2,410 81
WesBanco  11,521 397
West BanCorp  1,663 40
Westamerica BanCorp  2,936 153
Western New England Bancorp  2,443 32
WSFS Financial  6,385 418
34,441
Capital Markets  1.7%
Acadian Asset Management  3,270 178
AlTi Global (1)(2) 4,363 16
Artisan Partners Asset Management, Class A  7,531 274
Bakkt (1)(2) 1,463 11
BGC Group, Class A  43,336 424
Cohen & Steers  3,349 209
Diamond Hill Investment Group  309 53
DigitalBridge Group  21,309 329
Donnelley Financial Solutions (1) 3,066 144
Fold Holdings (1)(2) 646 1
GCM Grosvenor, Class A  7,088 69
Innventure (1)(2) 5,598 22
Marex Group  6,634 296
MarketWise (2) 203 4
Miami International Holdings (1) 2,824 110
Moelis, Class A  8,913 508
Open Lending (1) 9,670 12
Patria Investments, Class A (2) 8,076 102
Perella Weinberg Partners  7,737 140
Piper Sandler  8,436 646
PJT Partners, Class A  2,796 391
Ridgepost Capital, Class A  7,048 51
Siebert Financial (1)(2) 1,344 3

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Silvercrest Asset Management Group, Class A  911 12
StepStone Group, Class A  8,337 398
StoneX Group (1) 8,814 711
Value Line (2) 68 2
Victory Capital Holdings, Class A  5,316 348
Virtus Investment Partners  783 105
Wealthfront (1) 3,910 36
Webull (1)(2) 33,002 158
Westwood Holdings Group  703 12
WisdomTree (2) 14,651 213
5,988
Consumer Finance  1.0%
Atlanticus Holdings (1) 667 35
Bread Financial Holdings  5,474 410
Consumer Portfolio Services (1) 875 7
Dave (1) 1,252 218
Encore Capital Group (1) 2,687 188
Enova International (1) 2,849 387
FirstCash Holdings  4,749 893
Green Dot, Class A (1) 6,254 70
Jefferson Capital  2,541 49
LendingClub (1) 13,674 196
LendingTree (1) 1,347 58
Medallion Financial  1,757 15
Navient  8,661 71
Nelnet, Class A  1,518 196
NerdWallet, Class A (1) 5,254 55
Oportun Financial (1) 4,545 21
OppFi  2,749 21
PRA Group (1) 4,764 83
PROG Holdings  4,784 137
Regional Management  1,187 38
Upstart Holdings (1)(2) 10,123 260
Vroom (1) 103 1
World Acceptance (1) 269 36
3,445
Financial Services  2.0%
Acacia Research (1) 3,565 17
Alerus Financial  2,914 69
Banco Latinoamericano de Comercio Exterior, Class E  3,412 174
Better Home & Finance Holding (1)(2) 549 19
Burford Capital  24,269 110
Cannae Holdings (2) 5,703 65

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Cantaloupe (1) 6,331 68
Cass Information Systems  1,447 64
Compass Diversified Holdings  8,372 66
Enact Holdings  3,374 138
Essent Group  11,132 650
EVERTEC  7,773 219
Federal Agricultural Mortgage, Class C  1,118 166
Finance Of America, Class A (1)(2) 712 12
Flywire (1) 14,050 163
HA Sustainable Infrastructure Capital  14,852 546
International Money Express (1) 3,387 53
Jackson Financial, Class A  8,098 856
loanDepot, Class A (1)(2) 9,670 14
Marqeta, Class A (1) 37,063 151
Merchants Bancorp  3,101 133
NCR Atleos (1) 8,802 384
NewtekOne  2,429 27
NMI Holdings, Class A (1) 9,183 344
Onity Group (1) 919 36
Pagseguro Digital, Class A  21,627 217
Payoneer Global (1) 33,318 161
Paysafe (1)(2) 4,260 29
Paysign (1) 3,323 20
PennyMac Financial Services  3,498 306
Priority Technology Holdings (1)(2) 2,540 12
Radian Group  16,223 537
Remitly Global (1) 20,349 319
Repay Holdings (1) 7,593 20
Security National Financial, Class A (1) 2,202 21
Sezzle (1)(2) 1,949 123
StoneCo, Class A (1) 30,500 431
SWK Holdings  287 5
Velocity Financial (1) 1,496 27
Walker & Dunlop  3,974 176
Waterstone Financial  1,896 34
6,982
Insurance  1.7%
Abacus Global Management (2) 5,132 40
American Coastal Insurance, Class C  2,709 30
American Integrity Insurance Group  1,324 26
AMERISAFE  2,278 76
Ategrity Specialty Holdings (1) 1,005 20
Baldwin Insurance Group (1)(2) 11,278 247

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Bowhead Specialty Holdings (1) 2,221 50
Citizens (1)(2) 5,855 29
CNO Financial Group  11,278 463
Crawford, Class A  1,606 16
Donegal Group, Class A  1,880 32
eHealth (1) 2,718 4
Employers Holdings  2,627 108
Exzeo Group (1) 777 11
F&G Annuities & Life  4,571 116
Fidelis Insurance Holdings  6,746 129
Genworth Financial (1) 47,264 384
GoHealth, Class A (1)(2) 368 1
Goosehead Insurance, Class A (1) 2,782 119
Greenlight Capital Re, Class A (1) 3,292 57
Hamilton Insurance Group, Class B  5,474 163
HCI Group  1,302 201
Heritage Insurance Holdings (1) 3,035 80
Hippo Holdings (1) 2,180 57
Horace Mann Educators  4,923 210
Investors Title  177 38
James River Group Holdings  4,624 29
Kestrel Group (1)(2) 337 4
Kingstone  1,450 21
Kingsway Financial Services (1)(2) 2,385 25
Lemonade (1) 7,386 463
MBIA (1) 6,041 36
Mercury General  3,239 286
NI Holdings (1) 703 9
Octave Specialty Group (1) 4,666 22
Palomar Holdings (1) 3,208 383
ProAssurance (1) 6,106 151
Root, Class A (1) 1,258 56
Safety Insurance Group  1,810 132
Selective Insurance Group  7,197 543
Selectquote (1) 13,427 8
SiriusPoint (1) 12,351 266
Skyward Specialty Insurance Group (1) 4,606 201
Slide Insurance Holdings (1)(2) 8,286 149
Stewart Information Services  3,544 218
Tiptree  2,943 50
Trupanion (1)(2) 4,447 114
United Fire Group  2,573 95

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Universal Insurance Holdings  3,110 106
6,074
Mortgage Real Estate Investment Trusts  0.8%
ACRES Commercial Realty, REIT (1) 582 11
Adamas Trust, REIT  10,227 75
Angel Oak Mortgage REIT, REIT (2) 1,884 16
Apollo Commercial Real Estate Finance, REIT  16,983 179
Arbor Realty Trust, REIT (2) 23,619 182
Ares Commercial Real Estate, REIT (2) 7,070 34
ARMOUR Residential REIT, REIT (2) 13,614 227
Blackstone Mortgage Trust, Class A, REIT  19,107 366
BrightSpire Capital, REIT  15,426 86
Chicago Atlantic Real Estate Finance, REIT  2,300 26
Chimera Investment, REIT  9,791 123
Claros Mortgage Trust, REIT (1) 11,627 28
Dynex Capital, REIT  23,593 301
Ellington Financial, REIT  14,314 170
Franklin BSP Realty Trust, REIT  10,043 85
Invesco Mortgage Capital, REIT (2) 8,439 68
KKR Real Estate Finance Trust, REIT  6,194 38
Ladder Capital, REIT  14,012 137
Lument Finance Trust, REIT (2) 4,314 5
MFA Financial, REIT  12,351 118
Nexpoint Real Estate Finance, REIT (2) 728 10
Orchid Island Capital, REIT (2) 21,741 153
PennyMac Mortgage Investment Trust, REIT  10,738 125
Ready Capital, REIT  18,893 31
Redwood Trust, REIT  15,828 89
Rithm Property Trust, REIT  663 9
Seven Hills Realty Trust, REIT (2) 2,397 20
Sunrise Realty Trust, REIT (2) 875 7
TPG Mortgage Investment Trust, REIT  3,693 27
TPG RE Finance Trust, REIT  8,362 65
Two Harbors Investment, REIT  12,493 143
2,954
Total Financials 59,884
HEALTH CARE  17.6%
Biotechnology  9.2%
4D Molecular Therapeutics (1) 5,101 48
Abeona Therapeutics (1)(2) 5,076 23
Absci (1)(2) 16,836 51
ACADIA Pharmaceuticals (1) 14,958 333

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Actuate Therapeutics (1)(2) 567 2
ADC Therapeutics (1) 11,619 44
ADMA Biologics (1) 28,165 254
Aduro Biotech, Rights, 12/31/49 (1)(3) 35 —
Agios Pharmaceuticals (1) 6,941 235
Akebia Therapeutics (1) 31,679 44
Aktis Oncology (1) 2,333 42
Aldeyra Therapeutics (1) 6,761 11
Alector (1) 7,957 17
Alkermes (1) 19,438 687
Allogene Therapeutics (1) 19,660 48
Altimmune (1) 14,903 46
Amicus Therapeutics (1) 35,627 515
AnaptysBio (1) 2,196 122
Anavex Life Sciences (1) 10,569 32
Anika Therapeutics (1) 1,783 26
Annexon (1) 15,287 85
Apogee Therapeutics (1) 5,262 443
Arbutus Biopharma (1) 18,267 82
Arcellx (1) 4,590 527
Arcturus Therapeutics Holdings (1)(2) 2,556 20
Arcus Biosciences (1) 9,984 216
Arcutis Biotherapeutics (1) 13,226 312
Ardelyx (1) 28,953 173
ArriVent Biopharma (1) 3,644 84
Arrowhead Pharmaceuticals (1) 16,206 1,016
ARS Pharmaceuticals (1)(2) 7,323 59
Atrium Therapeutics (1) 1,384 19
aTyr Pharma (1)(2) 8,518 7
Aura Biosciences (1) 4,883 33
Aurinia Pharmaceuticals (1) 14,169 210
Avita Medical (1)(2) 1,180 4
Beam Therapeutics (1) 11,498 274
Benitec Biopharma (1) 2,006 21
Bicara Therapeutics (1)(2) 3,833 76
BioCryst Pharmaceuticals (1) 26,977 257
Biohaven (1) 13,744 116
Bridgebio Pharma (1) 19,020 1,412
Bright Minds Biosciences (1) 799 58
Candel Therapeutics (1)(2) 4,893 24
Capricor Therapeutics (1) 5,112 155
Cardiff Oncology (1)(2) 5,836 9
CareDx (1) 6,342 110

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Cartesian Therapeutics (1)(2) 925 6
Cartesian Therapeutics, CVR (1)(2)(3) 5,723 —
Catalyst Pharmaceuticals (1) 13,915 345
Celcuity (1)(2) 4,152 474
Celldex Therapeutics (1) 7,807 248
CG oncology (1) 6,997 474
Chinook Therapeutics, CVR (1)(3) 2,945 —
Cogent Biosciences (1) 17,122 659
Coherus Oncology (1)(2) 10,321 17
Compass Therapeutics (1) 15,267 81
Corvus Pharmaceuticals (1) 7,501 110
CRISPR Therapeutics (1)(2) 10,813 514
Cullinan Therapeutics (1) 6,503 92
Cytokinetics (1) 14,348 946
Day One Biopharmaceuticals (1) 9,337 200
Denali Therapeutics (1) 16,822 323
Design Therapeutics (1) 3,007 32
DiaMedica Therapeutics (1)(2) 3,752 25
Dianthus Therapeutics (1)(2) 4,235 355
Disc Medicine (1) 3,230 207
Dyne Therapeutics (1) 15,725 285
Editas Medicine (1) 11,767 29
Eledon Pharmaceuticals (1)(2) 8,185 25
Emergent BioSolutions (1) 5,930 49
Enanta Pharmaceuticals (1) 2,985 38
Entrada Therapeutics (1) 3,116 39
Erasca (1) 22,396 362
Evommune (1) 1,155 27
Fate Therapeutics (1)(2) 10,237 12
Fennec Pharmaceuticals (1)(2) 2,990 18
Foghorn Therapeutics (1) 4,268 20
Geron (1) 65,382 97
Gossamer Bio (1)(2) 23,499 8
GRAIL (1) 4,187 216
Greenwich Lifesciences (1)(2) 624 15
GTX, CVR (1)(3) 1 —
Gyre Therapeutics (1)(2) 1,284 9
Heron Therapeutics (1)(2) 19,769 16
Humacyte (1)(2) 19,510 12
Ideaya Biosciences (1) 10,110 337
ImmunityBio (1)(2) 35,620 273
Immunome (1) 12,034 263
Immunovant (1) 9,601 238

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Inhibikase Therapeutics (1) 11,598 19
Inhibrx, CVR (1)(3) 2,250 —
Inhibrx Biosciences (1) 1,144 77
Inmune Bio (1) 1,269 1
Intellia Therapeutics (1)(2) 13,040 167
Iovance Biotherapeutics (1) 39,553 139
Ironwood Pharmaceuticals (1) 19,596 69
Jade Biosciences  3,695 52
Janux Therapeutics (1) 5,293 74
KalVista Pharmaceuticals (1)(2) 4,638 93
Keros Therapeutics (1) 3,559 39
Kodiak Sciences (1) 4,404 168
Korro Bio (1) 679 8
Krystal Biotech (1) 2,968 767
Kura Oncology (1) 10,175 83
Kymera Therapeutics (1) 6,839 570
Larimar Therapeutics (1) 5,488 25
Lexeo Therapeutics (1) 7,278 42
Madrigal Pharmaceuticals (1) 2,048 1,072
MannKind (1) 36,053 88
MapLight Therapeutics (1) 2,154 44
MeiraGTx Holdings (1)(2) 5,312 46
MiMedx Group (1) 14,303 57
Mineralys Therapeutics (1) 5,716 155
Mirum Pharmaceuticals (1) 5,042 466
Monopar Therapeutics (1)(2) 507 28
Monte Rosa Therapeutics (1) 7,062 116
Myriad Genetics (1) 11,164 50
Neurogene (1) 1,095 22
Nkarta (1) 4,961 10
Novavax (1)(2) 18,286 149
Nurix Therapeutics (1) 11,904 185
Nuvalent, Class A (1) 5,999 615
Nuvectis Pharma (1)(2) 2,344 18
Olema Pharmaceuticals (1) 8,160 122
Organogenesis Holdings (1) 8,564 20
ORIC Pharmaceuticals (1) 8,131 103
Oruka Therapeutics (1)(2) 4,669 229
Palvella Therapeutics (1) 875 109
Perspective Therapeutics (1) 7,944 33
Praxis Precision Medicines (1) 3,093 997
Precigen (1)(2) 21,976 85
Prime Medicine (1)(2) 12,196 42

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Protagonist Therapeutics (1) 6,967 734
Protalix BioTherapeutics (1)(2) 10,063 22
Protara Therapeutics (1) 5,713 30
Prothena (1) 5,109 50
PTC Therapeutics (1) 9,370 638
Puma Biotechnology (1) 5,694 36
Recursion Pharmaceuticals, Class A (1)(2) 53,860 165
REGENXBIO (1) 5,881 49
Relay Therapeutics (1) 16,826 167
Replimune Group (1) 8,464 65
Rezolute (1) 11,143 34
Rhythm Pharmaceuticals (1) 6,340 551
Rigel Pharmaceuticals (1) 2,002 54
Rocket Pharmaceuticals (1) 9,409 34
Sana Biotechnology (1)(2) 19,200 55
Savara (1) 17,317 95
Scholar Rock Holding (1) 10,325 508
SELLAS Life Sciences Group (1)(2) 20,009 85
Sionna Therapeutics (1)(2) 1,826 73
Soleno Therapeutics (1) 5,927 198
Solid Biosciences (1) 7,108 51
Spyre Therapeutics (1) 8,289 418
Stoke Therapeutics (1) 5,756 187
Syndax Pharmaceuticals (1) 10,104 236
Tango Therapeutics (1)(2) 13,235 277
Taysha Gene Therapies (1) 27,489 123
Tectonic Therapeutic (1)(2) 1,473 46
Tevogen Bio Holdings (1)(2) 45 —
TG Therapeutics (1) 17,369 577
Tobira Therapeutics, CVR (1)(3) 25 —
Tonix Pharmaceuticals Holding (1)(2) 1,543 21
Travere Therapeutics (1) 9,929 295
TriSalus Life Sciences (1) 3,457 14
TuHURA Biosciences (1)(2) 2,445 4
Twist Bioscience (1) 7,294 347
Tyra Biosciences (1) 3,174 122
Upstream Bio (1) 3,687 33
UroGen Pharma (1) 4,727 85
Vanda Pharmaceuticals, A Shares (1) 7,203 50
Vaxcyte (1) 14,878 865
Vera Therapeutics (1) 7,297 294
Veracyte (1) 9,421 303
Verastem (1) 6,787 36

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Vericel (1) 6,079 196
Vir Biotechnology (1) 10,716 96
Viridian Therapeutics (1) 9,620 188
Voyager Therapeutics (1) 5,293 20
Xencor (1) 8,477 102
Xenon Pharmaceuticals (1) 10,339 601
XOMA Royalty (1)(2) 1,199 38
Zenas Biopharma (1)(2) 2,704 53
Zymeworks (1) 5,966 149
32,602
Health Care Equipment & Supplies  2.3%
Accuray (1) 10,247 4
Acme United  314 14
Alphatec Holdings (1) 14,450 157
AngioDynamics (1) 4,865 55
Anteris Technologies Global (1)(2) 9,074 50
Artivion (1) 5,194 190
AtriCure (1) 5,959 170
Avanos Medical (1) 5,420 76
Axogen (1) 5,673 188
Beta Bionics (1) 4,428 44
Bioventus, Class A (1)(2) 5,758 53
Butterfly Network (1) 23,747 96
CapsoVision (1) 2,928 21
Carlsmed (1) 669 6
Ceribell (1) 3,047 56
Cerus (1)(2) 20,705 38
ClearPoint Neuro (1)(2) 3,318 30
CONMED  3,724 132
CVRx (1)(2) 1,648 16
Delcath Systems (1)(2) 4,182 39
Electromed (1) 651 15
Embecta  7,065 62
Enovis (1) 6,930 158
Glaukos (1) 6,693 721
Haemonetics (1) 5,607 316
ICU Medical (1) 2,940 380
Inogen (1) 2,381 15
Integer Holdings (1) 4,143 365
Integra LifeSciences Holdings (1) 8,029 76
iRadimed  996 96
IRhythm Holdings (1) 3,811 450
Kestra Medical Technologies (1)(2) 3,085 61

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
KORU Medical Systems (1) 4,835 21
Lantheus Holdings (1) 7,821 593
LeMaitre Vascular  2,518 275
LENSAR (1)(2) 888 5
LivaNova (1) 6,624 421
Lucid Diagnostics (1)(2) 15,411 18
Merit Medical Systems (1) 6,993 482
Myomo (1)(2) 3,090 2
Neogen (1) 26,322 244
Neuronetics (1)(2) 3,413 5
NeuroPace (1) 2,810 37
Novocure (1) 12,164 133
Omnicell (1) 5,518 184
OraSure Technologies (1) 8,556 26
Orthofix Medical (1) 4,415 51
OrthoPediatrics (1)(2) 2,153 34
Outset Medical (1) 1,664 6
Picard Medical (1) 519 1
PROCEPT BioRobotics (1) 6,348 159
Pro-Dex (1)(2) 200 10
Pulmonx (1)(2) 4,193 5
Pulse Biosciences (1)(2) 1,986 43
QuidelOrtho (1) 8,344 137
RxSight (1) 4,435 27
Sanara Medtech (1) 378 6
SANUWAVE Health (1) 990 17
Shoulder Innovations (1) 1,102 16
SI-BONE (1) 4,378 55
Sight Sciences (1) 4,542 17
STAAR Surgical (1) 4,014 75
Stereotaxis (1) 6,965 13
Strive, Class A (1)(2) 5,988 60
Tactile Systems Technology (1) 2,678 70
Tandem Diabetes Care (1) 8,112 155
TransMedics Group (1)(2) 4,072 405
Treace Medical Concepts (1) 4,873 6
UFP Technologies (1) 907 176
Utah Medical Products  308 19
Varex Imaging (1) 4,983 53
8,212
Health Care Providers & Services  3.1%
Accendra Health (1) 9,091 21
AdaptHealth (1) 12,573 150

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Addus HomeCare (1) 2,188 205
agilon health (1) 1,594 13
AirSculpt Technologies (1)(2) 1,364 4
Alignment Healthcare (1) 18,496 326
AMN Healthcare Services (1) 4,814 88
Ardent Health (1) 2,933 25
Astrana Health (1) 4,917 121
Aveanna Healthcare Holdings (1) 6,279 40
BrightSpring Health Services (1) 15,443 658
Brookdale Senior Living (1) 28,287 387
Castle Biosciences (1) 3,410 84
Clover Health Investments (1)(2) 49,957 88
Community Health Systems (1) 14,140 42
Concentra Group Holdings Parent  14,245 306
CorVel (1) 3,585 196
Cross Country Healthcare (1)(2) 3,987 37
DocGo (1) 8,970 6
Enhabit (1) 6,019 85
Ensign Group  6,736 1,357
Fulgent Genetics (1) 2,522 40
GeneDx Holdings (1) 2,297 147
Guardant Health (1) 14,887 1,375
Guardian Pharmacy Services, Class A (1) 2,758 104
HealthEquity (1) 10,097 844
Hims & Hers Health (1)(2) 24,732 513
Innovage Holding (1) 2,697 22
Joint (1)(2) 1,419 13
LifeStance Health Group (1) 20,190 129
Lumexa Imaging Holdings (1) 2,844 24
Nano-X Imaging (1)(2) 7,746 18
National HealthCare  1,553 248
National Research  1,279 22
NeoGenomics (1) 15,374 114
Nutex Health (1)(2) 590 56
Omada Health (1) 3,804 48
Oncology Institute (1)(2) 8,225 25
OPKO Health (1) 50,101 57
Option Care Health (1) 19,138 515
Oscar Health, Class A (1) 24,107 276
PACS Group (1) 5,231 168
Pediatrix Medical Group (1) 10,450 223
Pennant Group (1) 4,059 124
Privia Health Group (1) 13,998 288

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Progyny (1) 9,275 157
RadNet (1) 8,167 456
SBC Medical Group Holdings (1) 529 2
Select Medical Holdings  13,197 215
Sonida Senior Living (1) 703 23
Strata Critical Medical (1)(2) 8,467 35
Surgery Partners (1) 9,251 110
Talkspace (1) 17,519 91
U.S. Physical Therapy  1,841 138
Viemed Healthcare (1) 4,262 39
10,898
Health Care Technology  0.2%
Definitive Healthcare (1) 4,558 5
Evolent Health, Class A (1) 14,887 34
Health Catalyst (1)(2) 6,360 8
HealthStream  2,901 60
HeartFlow (1) 2,352 57
LifeMD (1)(2) 4,721 17
Multiplan (1)(2) 754 12
OptimizeRx (1) 1,730 11
Phreesia (1) 7,034 59
Schrodinger (1) 6,726 76
Simulations Plus (1) 2,013 24
Teladoc Health (1)(2) 21,770 119
TruBridge (1)(2) 1,275 19
Waystar Holding (1) 13,423 324
825
Life Sciences Tools & Services  0.4%
10X Genomics, Class A (1) 13,313 283
Adaptive Biotechnologies (1) 18,248 253
Alpha Teknova (1)(2) 1,152 3
Atlantic International (1)(2) 1,007 3
Azenta (1)(2) 4,879 103
BioLife Solutions (1) 5,012 96
Codexis (1)(2) 8,405 14
CryoPort (1) 6,115 51
Cytek Biosciences (1) 14,321 63
Fortrea Holdings (1) 10,917 103
Ginkgo Bioworks Holdings (1) 5,079 31
Lifecore Biomedical (1)(2) 3,629 13
Maravai LifeSciences Holdings, Class A (1) 13,861 39
MaxCyte (1) 9,855 7
Mesa Laboratories  686 61

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Omniab (1) 13,518 21
Omniab, Earn Out Shares $12.50 (1) 233 —
Omniab, Earn Out Shares $15.00 (1) 233 —
Pacific Biosciences of California (1) 33,690 44
Personalis (1)(2) 6,147 39
Quanterix (1) 5,207 18
Quantum-Si (1)(2) 17,708 14
Standard BioTools (1) 32,615 30
1,289
Pharmaceuticals  2.4%
Aardvark Therapeutics (1)(2) 1,563 6
Aclaris Therapeutics (1) 10,651 40
Alumis (1) 8,065 178
Amneal Pharmaceuticals (1) 18,117 225
Amphastar Pharmaceuticals (1) 4,355 85
Amylyx Pharmaceuticals (1) 10,630 148
ANI Pharmaceuticals (1) 2,183 168
Aquestive Therapeutics (1)(2) 13,241 55
Arvinas (1) 6,507 69
Atea Pharmaceuticals (1) 9,027 49
Axsome Therapeutics (1) 4,966 839
BioAge Labs (1) 3,479 61
Biote, Class A (1) 2,536 3
Collegium Pharmaceutical (1) 3,743 124
CorMedix (1)(2) 8,526 58
Crinetics Pharmaceuticals (1) 11,876 431
Definium Therapeutics (1)(2) 11,717 221
Edgewise Therapeutics (1) 8,135 256
Enliven Therapeutics (1) 4,790 188
Esperion Therapeutics (1) 28,595 78
Eton Pharmaceuticals (1)(2) 3,200 79
Evolus (1) 5,972 25
EyePoint (1) 9,180 118
Fulcrum Therapeutics (1) 6,813 52
Harmony Biosciences Holdings (1) 5,241 147
Harrow (1)(2) 3,809 134
Indivior Pharmaceuticals (1) 14,497 442
Innoviva (1) 8,819 206
Journey Medical (1)(2) 2,014 9
LB Pharmaceuticals (1) 2,397 59
LENZ Therapeutics (1)(2) 1,762 16
Ligand Pharmaceuticals (1) 2,318 463
Liquidia (1) 7,742 292

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Maze Therapeutics (1) 3,102 93
MBX Biosciences (1) 3,479 104
MediWound (1)(2) 1,218 20
Nuvation Bio (1)(2) 28,803 124
Ocular Therapeutix (1) 22,765 193
Omeros (1)(2) 8,062 85
Pacira BioSciences (1) 4,822 109
Phathom Pharmaceuticals (1) 5,322 59
Phibro Animal Health, Class A  2,449 135
Prestige Consumer Healthcare (1) 5,735 340
Rapport Therapeutics (1) 3,308 104
Septerna (1) 2,591 62
SIGA Technologies  5,123 27
Supernus Pharmaceuticals (1) 6,485 335
Tarsus Pharmaceuticals (1) 4,769 335
Terns Pharmaceuticals (1) 11,462 604
Theravance Biopharma (1)(2) 4,540 74
Third Harmonic Bio (1)(2)(3) 2,206 —
Trevi Therapeutics (1) 10,897 130
Tvardi Therapeutics (1)(2) 466 1
WaVe Life Sciences (1) 16,436 119
Xeris Biopharma Holdings (1) 18,398 107
Zevra Therapeutics (1) 7,287 68
8,552
Total Health Care 62,378
INDUSTRIALS & BUSINESS SERVICES  18.0%
Aerospace & Defense  2.0%
AAR (1) 4,682 512
AeroVironment (1) 4,533 830
AerSale (1) 4,056 25
AIRO Group Holdings (1)(2) 2,232 17
Archer Aviation, Class A (1)(2) 72,746 376
Astronics (1) 3,747 250
Beta Technologies, Class A (1) 3,813 56
Byrna Technologies (1)(2) 2,288 21
Cadre Holdings (2) 3,491 107
Ducommun (1) 1,640 200
Eve Holding (1)(2) 11,097 28
Firefly Aerospace (1) 2,726 78
Intuitive Machines (1)(2) 13,206 245
Kratos Defense & Security Solutions (1) 21,698 1,530
Mercury Systems (1) 6,443 470
Moog, Class A  3,372 987

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
National Presto Industries  640 88
Park Aerospace  2,201 60
Red Cat Holdings (1) 12,629 165
Redwire (1) 12,391 105
Satellogic, Class A (1) 11,391 62
V2X (1) 3,121 214
Voyager Technologies, Class A (1)(2) 5,623 132
VSE  3,244 598
York Space Systems (1) 2,002 44
7,200
Air Freight & Logistics  0.1%
Arrive AI (1) 363 —
Forward Air (1)(2) 2,596 44
Hub Group, Class A  7,294 263
Radiant Logistics (1) 4,707 33
340
Building Products  1.5%
American Woodmark (1) 1,711 68
Apogee Enterprises  2,586 87
AZZ  3,550 444
CSW Industrials (2) 1,913 498
Gibraltar Industries (1) 3,499 140
Griffon  4,608 335
Insteel Industries  2,257 76
Janus International Group (1) 16,276 84
JELD-WEN Holding (1)(2) 8,272 10
Masterbrand (1) 15,195 126
Modine Manufacturing (1) 6,284 1,362
Quanex Building Products  5,487 99
Resideo Technologies (1) 15,451 521
Tecnoglass  3,237 144
UFP Industries  7,015 646
Zurn Elkay Water Solutions  18,008 807
5,447
Commercial Services & Supplies  1.3%
ABM Industries  7,329 282
ACCO Brands  10,774 32
ACV Auctions, Class A (1) 20,113 85
BrightView Holdings (1) 8,622 102
Brink's  4,982 516
Casella Waste Systems, Class A (1) 7,584 602
Cimpress (1) 2,109 154

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
CompX International  167 4
CoreCivic (1) 12,298 233
Deluxe  5,432 150
Ennis  3,033 65
Enviri (1) 9,066 178
GEO Group (1) 16,320 274
Healthcare Services Group (1) 8,543 159
HNI  8,314 278
Interface  6,994 174
Liquidity Services (1) 2,854 87
MillerKnoll  8,316 120
Mobile Infrastructure (1) 1,370 3
Montrose Environmental Group (1) 4,120 90
NL Industries  1,083 6
OPENLANE (1) 12,652 369
Perma-Fix Environmental Services (1)(2) 1,800 19
Pitney Bowes  19,470 215
Quad/Graphics  3,816 25
UniFirst  1,758 442
Vestis  10,746 85
Virco Mfg. (2) 1,042 7
4,756
Construction & Engineering  2.8%
Ameresco, Class A (1) 3,962 101
Arcosa  5,858 622
Argan  1,609 876
Bowman Consulting Group (1) 1,715 49
Cardinal Infrastructure Group, Class A (1) 1,459 58
Centuri Holdings (1) 10,409 304
Concrete Pumping Holdings (1) 2,426 17
Construction Partners, Class A (1) 5,685 632
Dycom Industries (1) 3,500 1,186
Fluor (1) 19,298 900
Granite Construction  5,280 633
Great Lakes Dredge & Dock (1) 8,229 140
IES Holdings (1) 1,081 515
Legence, Class A (1) 4,394 248
Limbach Holdings (1) 1,260 98
Matrix Service (1) 3,022 35
MYR Group (1) 1,844 521
NWPX Infrastructure (1) 1,195 93
Orion Group Holdings (1) 4,716 51
Primoris Services  6,484 928

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Southland Holdings (1)(2) 912 1
Sterling Infrastructure (1) 3,577 1,457
Tutor Perini  5,419 418
9,883
Electrical Equipment  3.0%
Allient  1,730 102
American Superconductor (1) 5,468 185
Amprius Technologies (1) 13,725 231
Array Technologies (1) 18,012 130
Atkore  4,055 239
Bloom Energy, Class A (1) 26,240 3,555
EnerSys  4,405 765
Enovix (1)(2) 22,491 117
Eos Energy Enterprises (1)(2) 36,770 182
Fluence Energy (1) 8,362 115
Hyliion Holdings (1)(2) 17,688 31
KULR Technology Group (1)(2) 5,568 13
LSI Industries  3,288 61
NANO Nuclear Energy (1) 4,875 100
Net Power (1)(2) 3,218 5
Nextpower, Class A (1) 17,504 2,110
NuScale Power (1) 18,751 203
Plug Power (1) 156,573 354
Powell Industries  1,144 619
Power Solutions International (1) 1,009 62
Preformed Line Products  310 84
Shoals Technologies Group, Class A (1) 20,135 133
SKYX Platforms (1) 8,893 10
SunPower (1)(2) 5,700 7
Sunrun (1) 27,270 370
T1 Energy (1) 23,891 105
Thermon Group Holdings (1) 3,906 197
Vicor (1) 2,750 443
10,528
Ground Transportation  0.3%
ArcBest  2,747 270
Covenant Logistics Group  1,896 51
FTAI Infrastructure (2) 13,215 65
Heartland Express  4,973 52
Hertz Global Holdings (1)(2) 14,311 66
Marten Transport  6,995 92
PAMT (1) 565 5
Proficient Auto Logistics (1) 2,742 19

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
RXO (1)(2) 19,571 286
Universal Logistics Holdings (2) 672 14
Werner Enterprises  6,893 203
1,123
Industrial Conglomerates  0.0%
Brookfield Business, Class A (2) 2,781 88
88
Machinery  3.9%
3D Systems (1) 13,606 26
Aebi Schmidt Holding  4,778 46
AirJoule Technologies (1) 2,032 5
Alamo Group  1,246 206
Albany International, Class A  3,411 178
Alliance Laundry Holdings (1) 5,246 109
Astec Industries  2,737 147
Atmus Filtration Technologies  9,855 559
Blue Bird (1) 3,801 216
CECO Environmental (1) 3,551 212
Chart Industries (1) 5,423 1,121
Columbus McKinnon  3,636 53
Douglas Dynamics  2,720 115
Eastern (2) 578 12
Energy Recovery (1) 6,481 65
Enerpac Tool Group  6,398 233
Enpro  2,549 639
ESCO Technologies  3,115 876
Federal Signal  7,196 778
Franklin Electric  4,639 428
Gencor Industries (1) 975 15
Gorman-Rupp  2,506 156
Graham (1) 1,247 98
Greenbrier  3,595 189
Helios Technologies  3,993 258
Hillman Solutions (1) 23,913 199
Hyster-Yale  1,462 48
JBT Marel  6,258 800
Kadant (2) 1,431 418
Kennametal  9,273 335
L B Foster, Class A (1)(2) 1,162 32
Lindsay  1,243 148
Luxfer Holdings  3,048 37
Manitowoc (1) 4,207 49
Mayville Engineering (1) 1,434 26

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Microvast Holdings (1)(2) 24,244 36
Miller Industries  1,347 61
Mueller Water Products, Class A  18,662 513
Omega Flex  343 11
Palladyne AI (1)(2) 4,086 25
Park-Ohio Holdings  1,369 33
Proto Labs (1) 2,830 161
Richtech Robotics, Class B (1)(2) 18,139 38
SPX Technologies (1) 5,780 1,156
Standex International  1,444 368
Tennant  2,240 149
Terex  13,425 793
Titan International (1) 5,911 41
Trinity Industries  9,804 316
Wabash National  4,505 39
Watts Water Technologies, Class A  3,292 956
Worthington Enterprises  3,759 196
13,724
Marine Transportation  0.3%
Costamare  5,303 90
Costamare Bulkers Holdings (1) 1,134 17
Genco Shipping & Trading  3,808 86
Himalaya Shipping  3,813 51
Matson  3,691 605
Pangaea Logistics Solutions  3,741 26
Safe Bulkers  5,696 36
911
Passenger Airlines  0.4%
Allegiant Travel (1) 1,718 139
flyExclusive (1) 511 1
Frontier Group Holdings (1)(2) 6,312 22
JetBlue Airways (1) 35,191 156
Joby Aviation (1) 70,132 580
SkyWest (1) 4,837 444
Sun Country Airlines Holdings (1) 6,128 101
1,443
Professional Services  1.4%
Alight, Class A  49,026 29
Asure Software (1)(2) 2,915 25
Barrett Business Services  3,000 88
BlackSky Technology (1)(2) 3,816 96
CBIZ (1) 6,092 164

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Conduent (1) 16,513 21
CRA International  774 125
CSG Systems International  3,349 268
Exponent  5,972 390
Falcon's Beyond Global, Class A (1)(2) 1,519 21
First Advantage (1) 9,549 112
Forrester Research (1) 1,018 6
Franklin Covey (1)(2) 1,378 22
HireQuest (2) 581 6
Huron Consulting Group (1) 2,082 265
IBEX Holdings (1) 1,251 34
ICF International  2,190 143
Innodata (1)(2) 3,794 147
Insperity  4,309 116
Kelly Services, Class A  3,491 31
Kforce  2,213 65
Korn Ferry  6,382 402
Legalzoom.com (1) 15,937 90
Maximus  6,523 418
Mistras Group (1) 1,753 26
Planet Labs PBC (1) 32,476 908
Public Policy Holding (2) 345 4
RCM Technologies (1) 463 9
Resolute Holdings Management (1) 505 82
Resources Connection (2) 2,986 11
Skillsoft (1)(2) 422 2
Spire Global (1)(2) 3,065 39
TIC Solutions (1)(2) 24,086 158
TriNet Group  3,609 131
TrueBlue (1) 2,637 10
TTEC Holdings (1)(2) 2,045 5
Upwork (1)(2) 15,131 166
Verra Mobility (1) 19,485 278
Willdan Group (1) 1,698 130
5,043
Trading Companies & Distributors  1.0%
Alta Equipment Group (2) 2,315 12
BlueLinx Holdings (1) 871 47
Boise Cascade  4,533 344
Custom Truck One Source (1) 6,773 45
Distribution Solutions Group (1) 1,255 33
DNOW (1) 22,416 267
DXP Enterprises (1) 1,540 215

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
EVI Industries  548 11
GATX  4,301 734
Global Industrial  1,789 56
Herc Holdings  3,917 390
Hudson Technologies (1) 4,796 28
Karat Packaging  1,021 29
McGrath RentCorp  2,952 326
NPK International (1) 10,064 146
Rush Enterprises, Class A  7,308 483
Rush Enterprises, Class B  1,051 68
Titan Machinery (1) 2,644 44
Transcat (1) 1,126 83
Willis Lease Finance  319 54
Xometry, Class A (1)(2) 5,232 214
3,629
Transportation Infrastructure  0.0%
Sky Harbour Group (1)(2) 2,723 26
26
Total Industrials & Business Services 64,141
INFORMATION TECHNOLOGY  13.8%
Communications Equipment  1.2%
ADTRAN Holdings (1) 8,936 112
Applied Optoelectronics (1) 7,914 669
Aviat Networks (1) 1,528 35
BK Technologies (1) 305 23
Calix (1) 7,340 360
Clearfield (1) 1,445 38
Digi International (1) 4,370 211
Extreme Networks (1) 15,926 240
Harmonic (1) 13,788 124
Inseego (1)(2) 1,517 17
NETGEAR (1) 3,317 72
NetScout Systems (1) 8,432 268
Ribbon Communications (1) 10,440 22
Viasat (1) 14,799 678
Viavi Solutions (1) 27,633 920
Vistance Networks (1) 26,101 475
4,264
Electronic Equipment, Instruments & Components  3.7%
908 Devices (1) 2,690 16
Advanced Energy Industries  4,522 1,459
Aeva Technologies (1)(2) 4,564 60

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Arlo Technologies (1) 11,905 169
Badger Meter  3,551 541
Bel Fuse, Class A  200 36
Bel Fuse, Class B  1,251 248
Belden  4,691 539
Benchmark Electronics  4,254 239
Climb Global Solutions  1,859 37
CTS  3,425 164
Daktronics (1) 4,574 89
ePlus  3,179 239
Evolv Technologies Holdings (1) 18,675 113
Fabrinet (1) 4,335 2,261
Frequency Electronics (1) 811 36
Insight Enterprises (1) 3,473 233
Itron (1) 5,435 487
Kimball Electronics (1) 2,765 66
Knowles (1) 10,289 264
Methode Electronics  4,415 24
MicroVision (1)(2) 36,040 23
Mirion Technologies (1) 28,890 537
M-Tron Industries (1) 232 16
M-Tron Industries, Rights, 4/16/26 (1) 232 1
Napco Security Technologies  4,193 165
Neonode (1) 988 1
nLight (1) 5,687 324
Novanta (1) 4,327 511
OSI Systems (1)(2) 1,881 499
Ouster (1) 6,652 122
PC Connection  1,356 79
Plexus (1) 3,184 645
Powerfleet (1) 14,987 46
Richardson Electronics (2) 1,564 17
Rogers (1) 2,177 234
Sanmina (1) 6,394 829
ScanSource (1) 2,594 94
TTM Technologies (1) 12,272 1,196
Vishay Intertechnology  14,591 263
Vishay Precision Group (1) 1,456 63
Vuzix (1)(2) 8,728 20
13,005
IT Services  0.7%
Applied Digital (1)(2) 28,473 676
ASGN (1) 5,033 195

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Backblaze, Class A (1) 6,948 24
BigBear.ai Holdings (1)(2) 52,387 184
Commerce.com, Series 1 (1) 8,794 23
Crexendo (1) 2,454 15
CSP (2) 659 6
DigitalOcean Holdings (1)(2) 9,095 780
Fastly, Class A (1) 16,714 486
Grid Dynamics Holdings (1) 8,162 46
Hackett Group  3,171 41
Information Services Group  4,728 18
Rackspace Technology (1) 11,888 12
TSS (1)(2) 2,535 33
Tucows, Class A (1) 738 13
Unisys (1) 6,493 13
VTEX, Class A (1) 7,912 32
Whitefiber (1) 1,138 14
2,611
Semiconductors & Semiconductor Equipment  3.4%
ACM Research, Class A (1) 6,158 242
Aehr Test Systems (1)(2) 3,413 127
Aeluma (1)(2) 1,502 20
Alpha & Omega Semiconductor (1) 3,041 67
Ambarella (1) 4,838 249
Ambiq Micro (1) 2,070 53
Atomera (1)(2) 4,022 15
Axcelis Technologies (1) 3,731 347
Blaize Holdings (1) 7,219 13
CEVA (1) 2,931 55
Cohu (1) 5,572 171
Credo Technology Group Holding (1) 19,370 1,818
Diodes (1) 5,585 381
FormFactor (1) 9,334 905
Ichor Holdings (1) 4,124 192
Impinj (1) 3,318 341
indie Semiconductor, Class A (1)(2) 24,030 77
Kopin (1) 21,402 48
Kulicke & Soffa Industries  6,118 402
MaxLinear (1) 9,828 171
Navitas Semiconductor (1)(2) 23,942 210
NVE (2) 523 34
PDF Solutions (1) 3,932 129
Penguin Solutions (1) 6,168 109
Photronics (1) 6,874 278

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Power Integrations  6,749 346
Rambus (1) 12,937 1,113
Rigetti Computing (1) 39,103 549
Semtech (1) 11,159 858
Silicon Laboratories (1) 3,905 813
SiTime (1) 2,697 931
SkyWater Technology (1) 4,145 114
Synaptics (1) 4,733 332
Ultra Clean Holdings (1) 5,443 338
Veeco Instruments (1) 7,043 238
12,086
Software  4.2%
8x8 (1) 14,862 25
A10 Networks  8,766 203
ACI Worldwide (1) 12,380 508
Adeia  13,107 315
Agilysys (1) 3,121 222
Airship AI Holdings (1)(2) 1,891 4
Alarm.com Holdings (1) 5,739 248
Alkami Technology (1)(2) 8,310 130
Amplitude, Class A (1) 11,530 79
Appian, Class A (1) 4,736 114
Arteris (1) 3,846 63
Asana, Class A (1)(2) 10,663 68
AudioEye (1) 707 4
AvePoint (1) 17,493 166
Bit Digital (1)(2) 38,336 50
Bitdeer Technologies Group, Class A (1)(2) 14,320 124
Blackbaud (1) 4,623 178
BlackLine (1) 5,922 219
Blend Labs, Class A (1) 22,452 38
Box, Class A (1) 16,797 397
Braze, Class A (1) 10,498 248
C3.ai, Class A (1)(2) 15,006 126
Cerence (1) 5,008 32
Chaince Digital Holdings (1)(2) 4,954 20
Cipher Digital (1)(2) 38,899 501
Cleanspark (1)(2) 30,153 257
Clearwater Analytics Holdings, Class A (1) 33,427 791
Commvault Systems (1) 5,288 412
Consensus Cloud Solutions (1) 2,407 57
Core Scientific (1)(2) 34,796 521
CS Disco (1) 2,764 11

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Daily Journal (1)(2) 152 73
Digimarc (1)(2) 1,474 7
Digital Turbine (1)(2) 12,330 35
Domo, Class B (1)(2) 3,344 10
D-Wave Quantum (1)(2) 43,789 632
eGain (1)(2) 1,863 15
EverCommerce (1)(2) 1,812 21
Expensify, Class A (1)(2) 5,638 5
Five9 (1) 9,463 144
Freshworks, Class A (1) 24,316 195
Hut 8 (1) 11,731 550
I3 Verticals, Class A (1)(2) 2,867 64
Intapp (1) 7,054 181
InterDigital  3,105 938
Kaltura (1) 8,349 10
Life360 (1)(2) 2,496 102
LiveRamp Holdings (1) 7,445 197
MARA Holdings (1)(2) 45,212 369
Mitek Systems (1) 5,394 73
N-able (1) 9,071 42
NCR Voyix (1)(2) 16,986 107
NextNav (1)(2) 11,311 181
ON24 (1) 4,278 35
OneSpan  4,455 47
Ooma (1) 3,352 49
Pagaya Technologies, Class A (1)(2) 6,984 81
PagerDuty (1) 10,776 67
PAR Technology (1) 4,823 64
Porch Group (1) 10,059 72
Progress Software (1) 4,975 128
Q2 Holdings (1) 7,505 355
Qualys (1) 4,309 379
Rapid7 (1) 7,258 40
Red Violet (1) 1,478 51
ReposiTrak (2) 1,028 8
Rezolve AI (1)(2) 25,610 66
Rimini Street (1) 5,023 16
Riot Platforms (1) 41,803 517
SEMrush Holdings, Class A (1) 6,203 74
Silvaco Group (1) 1,133 8
SoundHound AI, Class A (1)(2) 45,646 314
SoundThinking (1)(2) 865 6
Sprinklr, Class A (1) 13,570 81

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Sprout Social, Class A (1) 5,694 32
SPS Commerce (1) 4,529 252
Telos (1) 6,422 27
Tenable Holdings (1) 14,152 239
Terawulf (1)(2) 37,066 535
Varonis Systems (1) 13,886 298
Vertex, Class A (1) 8,567 102
Via Transportation, Class A (1) 1,075 16
Viant Technology, Class A (1) 1,477 17
Weave Communications (1) 7,503 35
WM Technology (1) 8,063 5
Workiva (1) 6,063 361
Xperi (1)(2) 5,860 33
Yext (1) 12,162 47
Zeta Global Holdings, Class A (1) 24,892 396
14,935
Technology Hardware, Storage & Peripherals  0.6%
Corsair Gaming (1) 6,420 35
CPI Card Group (1) 599 9
Diebold Nixdorf (1) 2,982 225
Eastman Kodak (1) 7,212 65
GPGI (2) 21,039 360
Immersion (2) 2,733 15
IonQ (1)(2) 41,375 1,193
Quantum Computing (1)(2) 24,364 167
Turtle Beach (1) 1,750 18
Xerox Holdings (2) 15,744 20
2,107
Total Information Technology 49,008
MATERIALS  4.8%
Chemicals  1.6%
AdvanSix  3,166 77
American Vanguard (1) 2,358 6
Arq (1) 2,982 8
Ascent Industries (1) 753 10
ASP Isotopes (1)(2) 13,063 58
Aspen Aerogels (1) 8,359 28
Avient  11,176 406
Balchem  3,960 671
Cabot  6,246 470
Chemours  18,373 405
Core Molding Technologies (1) 840 19

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Ecovyst (1) 13,938 179
Flotek Industries (1)(2) 1,658 28
Hawkins  2,348 361
HB Fuller  6,653 410
Ingevity (1) 4,398 313
Innospec  2,993 218
Intrepid Potash (1) 1,348 58
Koppers Holdings  2,404 93
Kronos Worldwide  2,219 14
LSB Industries (1) 6,547 97
Mativ Holdings  6,508 57
Minerals Technologies  3,804 270
Orion  6,329 41
Perimeter Solutions (1) 16,941 414
PureCycle Technologies (1)(2) 15,592 81
Quaker Chemical  1,656 206
Rayonier Advanced Materials (1) 8,185 91
Sensient Technologies  5,133 444
Solesence (1) 1,781 2
Stepan  2,576 129
Trinseo (2) 3,215 —
Tronox Holdings  14,328 140
Valhi  173 2
5,806
Construction Materials  0.2%
Knife River (1) 6,855 560
Smith-Midland (1)(2) 251 8
Titan America  2,719 41
United States Lime & Minerals  1,307 170
779
Containers & Packaging  0.2%
Ardagh Metal Packaging  15,942 65
Greif, Class A  2,856 192
Greif, Class B  530 46
Myers Industries  4,541 96
O-I Glass (1) 18,518 195
Ranpak Holdings (1)(2) 6,028 21
TriMas  3,822 137
752
Metals & Mining  2.7%
Alpha Metallurgical Resources (1) 1,376 282
American Battery Technology (1) 13,478 38

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Caledonia Mining (2) 2,010 45
Century Aluminum (1) 6,725 395
Coeur Mining (1) 122,549 2,300
Commercial Metals  13,342 820
Compass Minerals International (1) 3,679 86
Constellium (1) 16,486 405
Contango Silver & Gold (1) 2,609 49
Critical Metals (1)(2) 6,690 53
Dakota Gold (1) 10,894 55
Ferroglobe  15,230 63
Friedman Industries  629 11
Hecla Mining  76,229 1,420
Idaho Strategic Resources (1) 1,735 56
Ivanhoe Electric (1) 12,877 152
Kaiser Aluminum  1,937 233
Lifezone Metals (1)(2) 2,990 10
Materion  2,487 360
Metallus (1) 4,398 72
NioCorp Developments (1)(2) 13,698 61
Novagold Resources (1) 33,514 301
Perpetua Resources (1) 10,232 288
Ramaco Resources, Class A (1)(2) 4,929 76
Ryerson Holding  5,350 120
SSR Mining (1) 24,408 717
SunCoke Energy  10,435 68
Tredegar (1) 3,639 29
U.S. Antimony (1)(2) 14,010 122
U.S. Gold (1)(2) 1,359 21
U.S. Goldmining (1)(2) 152 2
USA Rare Earth (1)(2) 21,799 330
Vox Royalty  7,041 37
Warrior Met Coal  6,237 581
Worthington Steel  3,910 119
9,777
Paper & Forest Products  0.1%
Clearwater Paper (1) 1,948 28
Magnera (1) 3,620 35
Sylvamo  4,099 173
236
Total Materials 17,350

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE  5.3%
Diversified Real Estate Investment Trusts  0.5%
AH Realty Trust, REIT  10,314 57
Alpine Income Property Trust, REIT  1,426 26
American Assets Trust, REIT  6,242 115
Broadstone Net Lease, REIT  22,682 414
CTO Realty Growth, REIT  3,806 70
Essential Properties Realty Trust, REIT  23,803 723
Gladstone Commercial, REIT  5,790 66
Global Net Lease, REIT  23,911 224
Modiv Industrial, REIT  882 12
NexPoint Diversified Real Estate Trust, REIT (2) 3,388 16
1,723
Health Care Real Estate Investment Trusts  1.0%
American Healthcare REIT, REIT  21,425 1,010
CareTrust REIT, REIT  26,945 988
Chiron Real Estate, REIT  1,592 53
Community Healthcare Trust, REIT  3,338 53
Diversified Healthcare Trust, REIT  26,210 174
LTC Properties, REIT  5,619 209
National Health Investors, REIT  5,621 455
Sabra Health Care REIT, REIT  29,827 574
Sila Realty Trust, REIT  6,774 160
Strawberry Fields REIT, REIT  782 9
Universal Health Realty Income Trust, REIT  1,565 63
3,748
Hotel & Resort Real Estate Investment Trusts  0.6%
Apple Hospitality REIT, REIT  26,939 310
Braemar Hotels & Resorts, REIT  5,746 14
Chatham Lodging Trust, REIT  5,155 41
DiamondRock Hospitality, REIT  24,860 233
Pebblebrook Hotel Trust, REIT  13,359 169
RLJ Lodging Trust, REIT  14,650 109
Ryman Hospitality Properties, REIT  7,397 682
Service Properties Trust, REIT (2) 19,596 26
Summit Hotel Properties, REIT  12,837 57
Sunstone Hotel Investors, REIT  22,345 201
Xenia Hotels & Resorts, REIT  11,341 168
2,010
Industrial Real Estate Investment Trusts  0.4%
Industrial Logistics Properties Trust, REIT  6,448 37
Innovative Industrial Properties, REIT  3,321 167

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
LXP Industrial Trust, REIT  7,012 324
One Liberty Properties, REIT  2,060 44
Terreno Realty, REIT  12,252 752
1,324
Office Real Estate Investment Trusts  0.4%
Brandywine Realty Trust, REIT  20,930 56
COPT Defense Properties, REIT  13,626 417
Douglas Emmett, REIT  19,936 188
Easterly Government Properties, REIT  5,168 111
Empire State Realty Trust, Class A, REIT  16,825 87
Franklin Street Properties, REIT  9,111 6
Hudson Pacific Properties, REIT (1) 6,760 40
JBG SMITH Properties, REIT (2) 7,182 105
NET Lease Office Properties, REIT  1,632 19
Peakstone Realty Trust, REIT  4,500 94
Piedmont Realty Trust, Class A, REIT  15,373 101
Postal Realty Trust, Class A, REIT  2,862 53
SL Green Realty, REIT  8,766 324
1,601
Real Estate Management & Development  0.6%
American Realty Investors (1) 57 1
Compass, Class A (1) 76,861 562
Cushman & Wakefield (1) 28,192 346
Douglas Elliman (1) 9,407 15
eXp World Holdings (2) 10,002 60
Forestar Group (1) 2,479 61
FRP Holdings (1) 1,454 32
Kennedy-Wilson Holdings  14,835 160
Logistic Properties Of The Americas (1) 295 1
Marcus & Millichap  2,888 77
Maui Land & Pineapple (1) 611 9
Newmark Group, Class A  17,839 267
RE/MAX Holdings, Class A (1) 1,840 11
Real Brokerage (1) 14,399 36
RMR Group, Class A  1,942 30
Seaport Entertainment Group (1)(2) 899 19
St. Joe  4,644 292
Stratus Properties (1) 852 26
Tejon Ranch (1)(2) 2,378 45
Transcontinental Realty Investors (1) 179 6
2,056

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Residential Real Estate Investment Trusts  0.3%
BRT Apartments, REIT (2) 1,079 14
Centerspace, REIT  2,077 119
Clipper Realty, REIT (2) 1,294 4
Independence Realty Trust, REIT  28,772 429
NexPoint Residential Trust, REIT  2,556 64
UMH Properties, REIT  9,599 139
Veris Residential, REIT  9,437 178
947
Retail Real Estate Investment Trusts  1.2%
Acadia Realty Trust, REIT  16,096 308
Alexander's, REIT  263 62
CBL & Associates Properties, REIT  2,307 89
Curbline Properties, REIT  11,742 303
FrontView, REIT  2,596 40
Getty Realty, REIT  6,530 208
InvenTrust Properties, REIT  9,395 286
Kite Realty Group Trust, REIT  26,243 644
Macerich, REIT  30,806 582
NETSTREIT, REIT (2) 10,324 194
Phillips Edison, REIT  15,114 566
Saul Centers, REIT  1,382 45
SITE Centers, REIT  5,656 30
Tanger, REIT  13,577 461
Urban Edge Properties, REIT  15,346 307
Whitestone REIT, REIT  5,556 90
4,215
Specialized Real Estate Investment Trusts  0.3%
Farmland Partners, REIT  4,780 54
Four Corners Property Trust, REIT  12,772 302
Gladstone Land, REIT  3,769 38
Outfront Media, REIT  17,686 469
Safehold, REIT  6,852 93
Smartstop Self Storage REIT, REIT  6,552 198
1,154
Total Real Estate 18,778
UTILITIES  3.0%
Electric Utilities  0.9%
Genie Energy, Class B  2,355 33
Hawaiian Electric Industries (1) 19,516 290
MGE Energy  4,437 343

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Oklo (1)(2) 14,620 725
Otter Tail  4,606 404
Portland General Electric  13,564 716
TXNM Energy  12,066 705
3,216
Gas Utilities  1.1%
Brookfield Infrastructure, Class A  14,436 571
Chesapeake Utilities  2,812 355
New Jersey Resources  12,189 669
Northwest Natural Holding  4,956 264
ONE Gas  7,181 619
RGC Resources  1,063 24
Southwest Gas Holdings  8,231 715
Spire  7,039 637
3,854
Independent Power & Renewable Electricity
Producers  0.2%
Hallador Energy (1) 3,762 61
Montauk Renewables (1)(2) 5,931 7
Ormat Technologies  7,316 819
887
Multi-Utilities  0.5%
Avista  9,904 397
Black Hills  9,114 633
Northwestern Energy Group  7,380 487
Unitil  2,110 110
1,627
Water Utilities  0.3%
American States Water  4,652 352
Cadiz (1)(2) 6,072 30
California Water Service Group  7,294 331
Consolidated Water  1,832 61
Global Water Resources  1,312 10
H2O America  4,027 236
Middlesex Water  2,227 116
Pure Cycle (1) 2,711 27
York Water  1,757 53
1,216
Total Utilities 10,800
Total Common Stocks (Cost $309,754) 351,936

T. ROWE PRICE Small-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.5%
Money Market Funds  0.5%
T. Rowe Price Government Reserve Fund, 3.71% (4)(5) 1,917,038 1,917
Total Short-Term Investments (Cost $1,917) 1,917
SECURITIES LENDING COLLATERAL  3.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 3.2%
Money Market Funds 3.2%
T. Rowe Price Treasury Reserve Fund, 3.68% (4)(5) 11,277,645 11,278
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 11,278
Total Securities Lending Collateral (Cost $11,278) 11,278
Total Investments in Securities  102.8%
(Cost $322,949) $ 365,131
Other Assets Less Liabilities (2.8)% (10,044)
Net Assets 100.0% $ 355,087
‡ Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2026.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
CVR Contingent Value Rights
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 22 Russell 2000 E-Mini Index contracts 6/26 2,763 $ 15
Net payments (receipts) of variation margin to date 60
Variation margin receivable (payable) on open futures contracts $ 75

T. ROWE PRICE Small-Cap Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ — $ — $ 22
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ — $ 22+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 2,736  ¤  ¤ $ 1,917
T. Rowe Price Treasury
Reserve Fund, 3.68% 19,052  ¤  ¤ 11,278
Total $ 13,195^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $22 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $13,195.

T. ROWE PRICE Small-Cap Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Small-Cap Index Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Small-Cap Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also

T. ROWE PRICE Small-Cap Index Fund

consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 351,936 $ — $ — $ 351,936
Short-Term Investments 1,917 — — 1,917
Securities Lending Collateral 11,278 — — 11,278
Total Securities 365,131 — — 365,131
Futures Contracts* 15 — — 15
Total $ 365,146 $ — $ — $ 365,146
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Small-Cap Index Fund

be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.